Loans - Summary of Allowance for Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022
Disclosure of detailed information about borrowings [line items]
ECL allowances recognized	$ 3,936	$ 3,581	$ 3,002
Canadian Costco credit card portfolio [member]
Disclosure of detailed information about borrowings [line items]
ECL allowances recognized			$ 63